Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of the Company and our wholly-owned subsidiaries, Viveve, Inc. and Viveve BV. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations. Accounting Standards Update (“ASU”)
2015
-
03
requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The Company adopted this guidance on
January
1,
2016.
Accordingly, the Company has revised the classification in the consolidated balance sheet to report debt issuance costs as a contra debt liability as of
December
31,
2015.
This resulted in a decrease of
$387,000
to the
December
31,
2015
amounts reported as prepaid expenses and other current assets, total assets, note payable, total liabilities, and total liabilities and stockholders’ equity.

Reverse Stock Split

On
April
15,
2016,
the Company effected a
1
-for-
8
reverse stock split of its common stock. On the effective date of the reverse stock split, (i) each
8
shares of outstanding common stock were reduced to
one
share of common stock; (ii) the number of shares of common stock into which each outstanding warrant or option to purchase common stock is exercisable were proportionately reduced on an
8
-to-
1
basis; and (iii) the exercise price of each outstanding warrant or option to purchase common stock were proportionately increased on a
1
-to-
8
basis. All of the share numbers, share prices, and exercise prices have been adjusted, on a retroactive basis, to reflect this
1
-for-
8
reverse stock split.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. We base our estimates on historical experience and on various other assumptions that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may
differ from these estimates. In addition, any change in these estimates or their related assumptions could have an adverse effect on our operating results.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three
months or less, at the time of purchase, to be cash equivalents. The Company’s cash and cash equivalents are deposited in demand accounts primarily at one
financial institution. Deposits in this institution
may,
from time to time, exceed the federally insured amounts.

Concentration of Credit Risk and Other Risks and Uncertainties

To achieve profitable operations, the Company must successfully develop, manufacture, and market its products. There can be no assurance that any such products can be developed or manufactured at an acceptable cost and with appropriate performance characteristics, or that such products will be successfully marketed. These factors could have a material adverse effect upon the Company’s financial results, financial position, and future cash flows.

The Company’s products
may
require approval from the U.S. Food and Drug Administration or other international regulatory agencies prior to commencing commercial sales. There can be no assurance that the Company’s products will receive any of these required approvals. If the Company was denied such approvals or such approvals were delayed, it would have a material adverse effect on the Company’s financial results, financial position and future cash flows.

The Company is subject to risks common to companies in the medical device industry including, but not limited to, new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, uncertainty of market acceptance of products, product liability, and the need to obtain additional financing. The Company’s ultimate success is dependent upon its ability to raise additional capital and to successfully develop and market its products.

The Company designs, develops, manufactures and markets a medical device for the non-invasive treatment of vaginal laxity that it refers to as the Geneveve™, which includes the Viveve System™, single-use treatment tips and other ancillary consumables. The Company outsources the manufacture and repair of the Viveve System to a single contract manufacturer. Also, certain other components and materials that comprise the Geneveve are currently manufactured by a single supplier or a limited number of suppliers. A significant supply interruption or disruption in the operations of the contract manufacturer or these third
-party suppliers would adversely impact the production of our products for a substantial period of time, which could have a material adverse effect on our business, financial condition, operating results and cash flows.

During the year ended
December
31,

2016,
three
customers accounted for
78%
of the Company’s revenue. During the year ended
December
31,
2015,
four
customers accounted for
87%
of the Company’s revenue. As of
December
31,
2016,
three
customers accounted for
81%
of total accounts receivable. As of
December
31,
2015,
three
customers accounted for
86%
of total accounts receivable.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount and are not interest bearing.
Our typical payment terms vary by region and type of customer (distributor or physician). Occasionally, payment terms of up to six
motnhs
may
be granted to customers with an established history of collections without concessions. Should we grant payment terms greater than six
months or terms that are not in accordance with established history for similar arrangements, revenue would be recognized as payments become due and payable assuming all other criteria for revenue recognition have been met.
The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company makes ongoing assumptions relating to the collectibility of its accounts receivable in its calculation of the allowance for doubtful accounts. In determining the amount of the allowance, the Company makes judgments about the creditworthiness of customers based on ongoing credit evaluations and assesses current economic trends affecting its customers that might impact the level of credit losses in the future and result in different rates of bad debts than previously seen. The Company also considers its historical level of credit losses. As of
December
31,
2016
and
2015,
there was
no
allowance for doubtful accounts.

Inventory

Inventory is stated at the lower of cost or market.
lnventory as of
December
31,
2016
consisted of
$181,000
of raw materials and
$2,506,000
of finished goods. All inventory as of
December
31,
2015
was finished goods.
Cost is determined on an actual cost basis on a
first
-in,
first
-out method. Lower of cost or market is evaluated by considering obsolescence, excessive levels of inventory, deterioration and other factors. Adjustments to reduce the cost of inventory to its net realizable value, if required, are made for estimated excess, obsolescence or impaired inventory. Excess and obsolete inventory is charged to cost of revenue and a new lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

As part of the Company’s normal business, the Company generally utilizes various finished goods inventory as sales demos to facilitate the sale of its products to prospective customers. The Company is amortizing these demos over an estimated useful life of five
years. The amortization of the demos is charged to selling, general and administrative expense and the demos are included in the medical equipment line within the property and equipment, net balance on the consolidated balance sheets as of
December
31,
2016
and
2015.

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight line method over their estimated useful lives of three
to
seven
years. Leasehold improvements are amortized on a straight-line basis over the lesser of their useful lives or the life of the lease. Upon sale or retirement of assets, the cost and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset’s carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. The Company has not identified any such impairment losses to date.

Revenue Recognition

The Company recognizes revenue from the sale of its products, the Viveve System, single-use treatment tips and ancillary consumables. Revenue is recognized upon shipment, provided that persuasive evidence of an arrangement exists, the price is fixed or determinable and collection of the resulting receivable is reasonably assured. Sales of our products are subject to regulatory requirements that vary from country to country. The Company has regulatory clearance, or can sell its products without a clearance, in many countries throughout the world, including countries within the following regions: North America, Latin America, Europe, the Middle East and Asia Pacific.

The Company does not provide its customers with a right of return.

Customer Advance Payments

From time to time, customers will pay for a portion of the products ordered in advance.  Upon receipt of such payments, the Company records the customer advance payment as a component of accrued liabilities.  The Company will remove the customer advance payment from accrued liabilities when revenue is recognized.

Product Warranty

The Company’s products are generally subject to a
one
-year warranty, which provides for the repair, rework or replacement of products (at the Company’s option) that fail to perform within stated specification. The Company has assessed the historical claims and, to date, product warranty claims have not been significant. The Company will continue to assess the need to record a warranty accrual at the time of sale going forward.

Shipping and Handling Costs

The Company includes amounts billed for shipping and handling in revenue and shipping and handling costs in cost of revenue.

Advertising Costs

Advertising costs are charged to selling, general and administrative expenses as incurred. Advertising expenses, which are recorded in selling, general and administrative expenses, were immaterial for the years ended
December
31,
2016
and
2015.

Research and Development

Research and development costs are charged to operations as incurred. Research and development costs include, but are not limited to, payroll and personnel expenses, prototype materials, laboratory supplies, consulting costs, and allocated overhead, including rent, equipment depreciation, and utilities.

Income Taxes

The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Deferred taxes result from differences between the financial and tax basis of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The Company must assess the likelihood that the Company’s deferred tax assets will be recovered from future taxable income, and to the extent the Company believes that recovery is not likely, the Company establishes a valuation allowance. Management judgment is required in determining the Company’s provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against the net deferred tax assets. The Company recorded a full valuation allowance as of
December
31,
2016
and
2015.
Based on the available evidence, the Company believes it is more likely than not that it will not be able to utilize its deferred tax assets in the future. The Company intends to maintain valuation allowances until sufficient evidence exists to support the reversal of such valuation allowances. The Company makes estimates and judgments about its future taxable income that are based on assumptions that are consistent with its plans. Should the actual amounts differ from the Company’s estimates, the carrying value of the Company’s deferred tax assets could be materially impacted.

The Company recognizes in the financial statements the impact of a tax position, if that position is more likely than not of being sustained on audit, based on the technical merits of the position. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company does not believe there are any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within
12
months of the reporting date.

Accounting for Stock-Based Compensation

Share-based compensation cost is measured at grant date, based on the fair value of the award, and is recognized as expense over the employee’s service period. The Company recognizes compensation expense on a straight-line basis over the requisite service period of the award.

We determined that the Black-Scholes option pricing model is the most appropriate method for determining the estimated fair value for stock options. The Black-Scholes option pricing model requires the use of highly subjective and complex assumptions which determine the fair value of share-based awards, including the option’s expected term and the price volatility of the underlying stock.

Equity instruments issued to nonemployees are recorded at their fair value on the measurement date and are subject to periodic adjustment as the underlying equity instruments vest.

Comprehensive Loss

Comprehensive loss represents the changes in equity of an enterprise, other than those resulting from stockholder transactions. Accordingly, comprehensive loss may
include certain changes in equity that are excluded from net loss. For the years ended
December
31,
2016
and
2015,
the Company’s comprehensive loss is the same as its net loss.

Net Loss per Share

The Company’s basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding for the period. The diluted net loss per share is computed by giving effect to all potentially dilutive common stock equivalents outstanding during the period. For purposes of this calculation, stock options and warrants to purchase common stock and restricted common stock awards are considered common stock equivalents. For periods in which the Company has reported net losses, diluted net loss per share is the same as basic net loss per share, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

The following securities were excluded from the calculation of net loss per share because the inclusion would be anti-dilutive.

	December 31,
	2016	2015

Stock options to purchase common stock	1,909,764	1,022,195
Warrants to purchase common stock	425,274	383,321
Restricted common stock awards	58,155	-

Recently Issued and Adopted Accounting Standards

In
May
2014,
as part of its ongoing efforts to assist in the convergence of US GAAP and International Financial Reporting Standards (“IFRS”), the Financial Accounting Standards Board (“FASB”) issued ASU
2014
-
09,
“Revenue from Contracts with Customers (Topic
606).”
The new guidance sets forth a new
five
-step revenue recognition model which replaces the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance that have historically existed in US GAAP. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects in exchange for the goods or services. The standard also requires more detailed disclosures and provides additional guidance for transactions that were not addressed completely in the prior accounting guidance. The ASU provides alternative methods of initial adoption and is effective for annual and interim periods beginning after
December
15,
2017.
The FASB has issued several updates to the standard which i) defer the original effective date from
January
1,
2017
to
January
1,
2018,
while allowing for early adoption as of
January
1,
2017
(ASU
2015
-
14);
ii) clarify the application of the principal versus agent guidance (ASU
2016
-
08);
iii) clarify the guidance on inconsequential and perfunctory promises and licensing (ASU
2016
-
10);
and clarify the guidance on certain sections of the guidance providing technical corrections and improvements (ASU
2016
-
10).
In
May
2016,
the FASB issued ASU
2016
-
12,
 “Revenue from Contracts with Customers (Topic
606)
Narrow-Scope Improvements and Practical Expedients”, to address certain narrow aspects of the guidance including collectibility criterion, collection of sales taxes from customers, noncash consideration, contract modifications and completed contracts. This issuance does not change the core principle of the guidance in the initial topic issued in
May
2014.
We are currently evaluating the impact that this standard will have on our consolidated financial statements.

In
August
2014,
the FASB issued ASU No.
2014
-
15,
Presentation of Financial Statements—Going Concern (Subtopic
205
-
40):
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance is effective for the Company’s annual reporting period ending
December

31,
2016
and all annual and interim reporting periods thereafter. The Company adopted this standard for the year ended
December
31,
2016.
This guidance requires management to evaluate whether there is substantial doubt about the Company’s ability to continue as a going concern for at least
12
months from the issuance date of the consolidated financial statements and to provide related footnote disclosures.

In
July
2015,
the FASB issued ASU
2015
-
11,
“Simplifying the Measurement of Inventory” (“ASU
2015
-
11”).
ASU
2015
-
11
requires that an entity should measure inventory within the scope of this pronouncement at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The pronouncement does not apply to inventory that is being measured using the last-in, first
-out (“LIFO”) method or the retail inventory method. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. We plan to adopt this guidance as of
January
1,
2017
and believe the adoption of the guidance will not have a significant impact on the consolidated financial statements.

In
February
2016,
the FASB issued ASU
2016
-
02,
 “Leases (Topic
842)”.
Under this guidance, an entity is required to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. This guidance offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. This guidance is effective for annual reporting periods beginning after
December
15,
2018,
including interim periods within the reporting period, and requires a modified retrospective adoption, with early adoption permitted. We are currently evaluating the effect of the adoption of this guidance on our consolidated financial statements.

In
March
2016,
the FASB issued ASU
2016
-
09,
“Compensation – Stock Compensation (Topic
718):
Improvements to Employee Share-Based Payment Accounting”. This guidance identifies areas for simplification involving several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. We plan to adopt this guidance as of
January
1,
2017
and believe the adoption of the guidance will not have a significant impact on the consolidated financial statements.

In
August
2016,
the FASB issued ASU No.
2016
-
15,
Statement of Cash Flows, Classification of Certain Cash Receipts and Cash Payments (Topic
230).
 This guidance addresses specific cash flow issues with the objective of reducing the diversity in practice for the treatment of these issues.  The areas identified include: debt prepayment or debt extinguishment costs; settlement of zero
-coupon debt instruments; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions and application of the predominance principle with respect to separately identifiable cash flows.  This guidance is effective for annual reporting periods beginning after
December
15,
2017,
including interim periods within that reporting period, with early adoption permitted. We are currently evaluating the effect of the adoption of this guidance on our consolidated financial statements.

In
August
2016,
the FASB issued ASU No.
2016
-
18,
Statement of Cash Flows, Restricted Cash (Topic
230).
 This guidance requires that a statement of cash flows explain the total change during the period of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period to total amounts shown on the statement of cash flows. This guidance is effective for annual reporting periods beginning after
December
15,
2017,
including interim periods within that reporting period, with early adoption permitted. We are currently evaluating the effect of the adoption of this guidance on our consolidated financial statements.